UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: JOHCM Funds Trust 53 State Street, 13th Floor Boston, Massachusetts 02109
2.

The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):     ☐

JOHCM Emerging Markets Opportunities Fund (S000070682)

JOHCM Emerging Markets Small Mid Cap Equity Fund (S000070683)

JOHCM Global Select Fund (S000070684)

JOHCM International Opportunities Fund (S000070685)

JOHCM International Select Fund (S000070686)

JOHCM Global Income Builder (S000070687)

JOHCM Credit Income Fund (S000070689)

Regnan Global Equity Impact Solutions (S000072209)

3.	Investment Company Act File Number: 811-23615 Securities Act File Number: 333-249784
4(a).	Last day of fiscal year for which this Form is filed: September 30, 2021
4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐	Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$3,619,386,869

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,077,175,357

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$220,827,369

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$2,298,002,726

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$1,321,384,143

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	.0000927

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$122,492.31

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):			+	$0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			=	$122,492.31

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: December 22, 2021
	Method of Delivery:
	☒ Wire Transfer
	☐ Mail or other means
10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Troy A. Sheets

Name: Troy A. Sheets

Title: Treasurer and Principal Financial Officer

Date:	December 22, 2021